May 31, 2017
James Alpha Managed Risk Emerging Markets Equity Portfolio
JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO

JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO

a series of THE SARATOGA ADVANTAGE TRUST

CLASS I SHARES	(Ticker: JEIMX)
CLASS A SHARES	(Ticker: JEAMX)
CLASS C SHARES	(Ticker: JECMX)

Supplement dated May 31, 2017 to the Prospectus

Dated December 31, 2016 (the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees (the “Board”) approved changes to the 80% investment policy of the James Alpha Managed Risk Emerging Markets Equity Portfolio (the “Portfolio”). These changes will become effective on or about August 14, 2017 (the “Effective Date”).

Currently, the Portfolio has the following non-fundamental policy (the “Current 80% Policy”):

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or investments that provide exposure to equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Current 80% Policy will be eliminated on the Effective Date. In addition, the following new non-fundamental policy (the “New 80% Policy”) will apply on the Effective Date:

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of emerging market issuers or investments that provide exposure to equity securities of emerging market issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.

Accordingly, on the Effective Date, the Prospectus will be revised as follows:

Reference is made to the section entitled “Principal Investment Strategies” located on page 2 of the Prospectus. The seventh paragraph in this section is deleted in its entirety and replaced with the following:

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of emerging market issuers or investments that provide exposure to equity securities of emerging market issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.

Reference is made to the section entitled “ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS”, sub-heading “Principal Investment Strategies” beginning on page 5 of the Prospectus. The sixth paragraph on page 6 in this section is deleted in its entirety and replaced with the following:

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of emerging market issuers or investments that provide exposure to equity securities of emerging market issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Portfolio considers various factors when determining whether a company is in a particular country or region/continent, including whether (1) it is organized under the laws of a country or in a country in a particular region/continent; (2) it has a principal office in a country or in a country in a particular region/continent; (3) it derives 50% or more of its total revenues from businesses in a country or in a country in a particular region/continent; and/or (4) its securities are traded principally on a security exchange, or in an over-the-counter (OTC) market, in a particular country or in a country in a particular region/continent. The Portfolio will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of emerging market issuers or investments that provide exposure to equity securities of emerging market issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.

This supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.